Other long-term debt - Other Long Term Debt (Details) - USD ($)							1 Months Ended		12 Months Ended
	Apr. 26, 2019	Apr. 16, 2019	Apr. 15, 2019	Mar. 19, 2018	Dec. 01, 2017	Feb. 28, 2017	Nov. 30, 2017	Feb. 28, 2017	Dec. 31, 2020	Dec. 31, 2019	Nov. 22, 2017
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 1,924,501,190	$ 2,006,876,072
Less: current portion of other long-term debt									(911,485,562)	(970,185,445)
Total other long-term debt									1,013,015,628	1,036,690,627
Real estate properties under development									3,010,624,339	3,254,387,749
Real estate properties held for lease									483,108,207	515,868,908
Real estate properties development completed									439,204,753	458,204,518
Property and equipment, net									42,759,911	43,004,379
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights									418,658,396	798,910,332
Real estate properties held for lease									180,481,463	206,516,986
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Less: current portion of other long-term debt									(911,485,562)
Total other long-term debt									1,013,015,628
Other Long-Term Debt [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties under development									23,841,896	1,445,969
Land use rights									117,031,608	416,137,788
Real estate properties held for lease									35,359,727	47,345,406
Real estate properties development completed									44,949,795	50,301,375
Property and equipment, net | Other Long-Term Debt [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Property and equipment, net									20,266,967	0
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	296,897,742
Maturity date					Nov. 22, 2020		Nov. 22, 2020		Nov. 22, 2020
Stated rate							8.875%		8.875%		8.875%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 224,952,688	261,941,119
Maturity date						Feb. 28, 2021		Feb. 28, 2021	Feb. 28, 2021
Stated rate						7.75%		7.75%	7.75%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	123,055,415
Maturity date				Mar. 19, 2020					Mar. 12, 2020
Stated rate				9.875%					9.875%
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 253,678,567	295,968,740
Maturity date	Oct. 15, 2021	Oct. 15, 2021	Oct. 15, 2021						Oct. 16, 2021
Stated rate	14.20%		14.20%						14.20%
June 2022 Senior notes due on June 29, 2022 at 14.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 71,101,480	0
Maturity date									Jun. 29, 2022
Stated rate									14.00%
September 2022 Senior notes due on September 17, 2023 at 14.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 296,902,963	0
Maturity date									Sep. 17, 2023
Stated rate									14.50%
Corporate Bonds Due On December 28, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	1,962,386
Maturity date									Dec. 28, 2020
Stated rate									8.20%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	8,213,641
Maturity date									Jan. 27, 2021
Stated rate									7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	7,551,597
Maturity date									Mar. 14, 2021
Stated rate									7.09%
Corporate bonds due on September 21, 2020 at 8.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	21,947,434
Maturity date									Sep. 21, 2020
Stated rate									8.50%
Corporate bonds due on April 1, 2024 at 8.40%
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	58,887,016
Maturity date									Apr. 01, 2024
Stated rate									8.40%
Corporate bonds due on January 4, 2022 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	650,673
Maturity date									Jan. 04, 2022
Stated rate									8.50%
Corporate bonds due on November 13, 2025 at 8.35% [Member]
Debt Instrument [Line Items]
Maturity date									Nov. 13, 2025
Stated rate									8.35%
Corporate Bonds Due On November 13 2025 At 8.35% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 40,142,724	0
Loan from Ping An Trust Co., Ltd, Due May 22, 2020 at 10.3192% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	43,003,354
Maturity date									May 22, 2020
Stated rate									10.3192%
Loan from Ping An Trust Co., Ltd, Due November 23, 2020 at 11.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	200,682,320
Maturity date									Nov. 23, 2020
Stated rate									11.20%
Loan from Ping An Trust Co., Ltd, Due May 22, 2021 at 15.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	42,989,020
Maturity date									May 22, 2021
Stated rate									15.00%
Loan from Ping An Trust Co., Ltd, Due May 29, 2021 at 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	85,863,364
Maturity date									May 29, 2021
Stated rate									11.50%
Loan from Ping An Trust Co., Ltd, Due April 26, 2021 at 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	24,248,158
Maturity date									Apr. 26, 2021
Stated rate									11.50%
Loan from Ping Trust Co. Ltd Due May 31.2022 At 12.80 [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 102,223,789	0
Maturity date									May 31, 2022
Stated rate									12.80%
Kunlun Trust Co., Ltd, Due March 17, 2020 at 7.62% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	21,501,677
Maturity date									Mar. 17, 2020
Stated rate									7.62%
Loan from Wanxiang Trust Co., Ltd, Due April 30, 2021 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 30,651,811	28,668,903
Maturity date									Apr. 30, 2021
Stated rate									12.00%
Loan from Wanxiang Trust Co., Ltd, Due January 4, 2020 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt										12,929,675
Maturity date									Jan. 04, 2020
Stated rate									12.00%
Loan from Wanxiang Trust Co., Ltd, Due July 18, 2020 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt										21,501,677
Maturity date									Jul. 18, 2020
Stated rate									12.00%
Loan from China huarong asset management Co., Ltd, Due November 27, 2020 at 11.50%
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	10,894,183
Maturity date									Nov. 27, 2020
Stated rate									11.50%
Loan from China huarong asset management Co., Ltd, Due October 30, 2020 at 11.50%
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	28,095,525
Maturity date									Oct. 30, 2020
Stated rate									11.50%
Loan from China huarong asset management Co., Ltd, Due November 8, 2021 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 24,671,642	30,145,351
Maturity date									Nov. 08, 2021
Stated rate									12.00%
China Huarong Asset Management Co., Ltd, Due April 20, 2022 at 12.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 41,379,945	0
Maturity date									Apr. 20, 2022
Stated rate									12.00%
Loan From China Resources Investment Trust Co Ltd, Due November 9, 2020 At 9.405% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	42,286,632
Maturity date									Nov. 09, 2020
Stated rate									9.405%
Loan from Chang 'an international trust Co., Ltd, Due December 10, 2023 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 274,180,447	172,013,417
Maturity date									Dec. 10, 2023
Stated rate									9.00%
Loan from Henan Zhongyuan Microfinance Co., Ltd, Due July 23, 2021 at 11.60% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 6,130,362	6,880,537
Maturity date									Jul. 23, 2021
Stated rate									11.60%
Loan from Min Sheng Finance Lease Co., Ltd Due July 15, 2023 at 5.85% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 10,213,324	0
Maturity date									Jul. 15, 2023
Stated rate									5.85%
Loan from Zhongrong International Trust Co. Ltd. Due May 13, 2022 at 13.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 229,888,577	0
Maturity date									May 13, 2022
Stated rate									13.00%
Loan from Daye Trust Co., Ltd Due August 31, 2022 at 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 91,955,432	0
Maturity date									Aug. 31, 2022
Stated rate									11.50%
Loan from Hubei Tian Qian Asset Management Co., Ltd Due July 14, 2022 at 13.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 50,575,488	0
Maturity date									Jul. 14, 2022
Stated rate									13.00%
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	9,500,000
Maturity date									Jan. 23, 2020
Stated rate									5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	5,000,000
Maturity date									Apr. 30, 2020
Stated rate									5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	5,000,000
Maturity date									Jun. 25, 2020
Stated rate									5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	5,000,000
Maturity date									Aug. 04, 2020
Stated rate									5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	5,000,000
Maturity date									Aug. 20, 2020
Stated rate									5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	10,000,000
Maturity date									Oct. 01, 2020
Stated rate									5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	10,000,000
Maturity date									Nov. 23, 2020
Stated rate									5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	9,500,000
Maturity date									Mar. 15, 2021
Stated rate									5.95%
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	500,000
Maturity date									Sep. 12, 2021
Stated rate									5.95%
Kent EB-5 LLC Loan due on January 23, 2022 at 5.95%
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 53,000,000	0
Maturity date									Jan. 23, 2022
Stated rate									5.95%
Ozarks loan due on March 24, 2021 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 92,851,951	50,157,305
Maturity date									Mar. 24, 2021
Debt Instrument, Description of Variable Rate Basis									1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate									4.50%
Loan from Bank Direct Capital Finance, Due November 1, 2020 at 5.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	822,506
Maturity date									Nov. 01, 2020
Stated rate									5.50%
Loan from CMGT Lender 35 LLC, Due May 24, 2021 at 12.26%
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 0	18,660,737
Maturity date									May 24, 2021
Stated rate									12.26%
Loan from 135-35 NORTHERN BLVD 1&2 LLC, Due May 1, 2021 at 8.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt									$ 30,000,000	$ 28,955,968
Maturity date									May 01, 2021
Stated rate									8.50%